Commitments and Contingencies - Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Office operating leases
2026	$ 1,273
2027	1,495
2028	139
2029	25
Thereafter	0
Total	2,932	$ 3,909
Total contractual obligations
2026	233,777
2027	371,333
2028	324,820
2029	265,659
Thereafter	191,418
Total	1,387,007
Vessels under construction
Other commitments
2026	62,340
2027	249,300
2028	164,550
2029	0
Thereafter	0
Total	476,190
Secured term loan facilities and revolving credit facilities
Long-term debt
2026	170,164	252,333
2027	120,538	121,321
2028	160,131	81,644
2029	125,634	131,822
Thereafter	191,418
Total	767,885
Unsecured bonds
Long-term debt
Total	138,183	$ 98,446
Unsecured bonds | 2024 Bonds
Long-term debt
2026	0
2027	0
2028	0
2029	140,000
Thereafter	0
Total	$ 140,000